SCHEDULE OF NOTES PAYABLE AND OTHER DEBT (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Debt instrument, outstanding amount		$ 53,302	$ 54,178
Deferred financing costs		(1,005)	(1,177)
Unamortized discount on bonds		(119)	(125)
Notes payable and other debt		52,178	52,876
Senior debt - guaranteed by HUD [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount		29,782	30,178
Senior debt - guaranteed by USDA [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount	[1]	7,526	7,824
Senior debt - guaranteed by SBA [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount	[2]	580	602
Senior debt Bonds, net of discount [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount		6,253	6,379
Senior debt - other mortgage indebtedness [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount		8,266	8,601
Other Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, outstanding amount		$ 895	$ 594

[1]	U.S. Department of Agriculture (“USDA”)
[2]	U.S. Small Business Administration (“SBA”)